Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,660,000
Previously Paid Amount	0
Total Fee Amount	2,025
Total Offset Amount	0
Net Fee	$ 2,025
Offset Table N/A	N/A